Related Party Transactions (Details) - Schedule of material related party transactions	12 Months Ended
Dec. 31, 2022
Related Party Transaction [Line Items]
Related party transaction relationship	An associate of the Company
Mr. Zhao Jishuang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	A director of the Company
Mr. Guo Yupeng [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	Acting Chief Financial Officer of the Company
Mr. Peng Siguang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship	A director and CEO of the Company